Schedule of anti-dilutive securities computation of diluted shares outstanding (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per Share
Number of outstanding options, beginning balance	2,672,084	1,107,084	1,456,125
Weighted average exercise price, beginning balance		$ 0.001	$ 0.001
Grant date fair value outstanding, beginning balance	$ 9,995,653	$ 851,860	$ 1,001,265
Intrinsic value , beginning balance	$ 7,077,209	$ 849,698	$ 998,559
Weighted average remaining life , beginning balance			7 years 10 months 24 days	8 years 10 months 24 days
Number of options, Forfeited		(186,875)	(349,042)
Weighted average exercise price, Forfeited		$ 0.001	$ 0.001
Grant date fair value, Forfeited		$ (76,219)	$ (149,405)
Intrinsic value , Forfeited		$ (76,025)	$ (148,861)
Weighted average remaining life , Forfeited		7 years 4 months 24 days	8 years 6 months
Number of options, Granted		1,885,625
Weighted average exercise price, Granted		$ 1.179
Grant date fair value, Granted		$ 7,590,933
Intrinsic value , Granted		$ 4,874,513
Weighted average remaining life , Granted		10 years
Number of options, Regranted		476,875
Weighted average exercise price, Regranted		$ 0.169
Grant date fair value, Regranted		$ 2,125,883
Intrinsic value , Regranted		$ 1,924,636
Weighted average remaining life , Regranted		10 years
Number of options, Cancelled		(610,625)
Weighted average exercise price, Cancelled		$ 0.001
Grant date fair value, Cancelled		$ (496,805)
Intrinsic value , Cancelled		$ (495,611)
Weighted average remaining life , Cancelled		7 years 2 months 12 days
Number of outstanding options, ending balance	2,672,084	2,672,084	1,107,084	1,456,125
Weighted average exercise price, ending balance			$ 0.001	$ 0.001
Grant date fair value outstanding, ending balance	$ 9,995,653	$ 9,995,653	$ 851,860	$ 1,001,265
Intrinsic value , ending balance	$ 7,077,209	$ 7,077,209	$ 849,698	$ 998,559